EQUITY (Tables)	0 Months Ended
Dec. 31, 2014
Equity Tables [Abstract]
Status of option plans
	Year ended December 31,
	2014		2013		2012
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price

Balance outstanding at beginning of year	32,481	$ 45.05	36,580	$ 44.40	33,298	$ 44.92
Changes during the year:
Granted	6,935	48.60	1,701	38.37	7,231	40.50
Exercised	(11,423)	45.05	(2,797)	32.17	(704)	33.36
Forfeited	(1,260)	46.11	(3,003)	45.51	(3,245)	44.76
Balance outstanding at end of year	26,733	45.91	32,481	45.05	36,580	44.40
Balance exercisable at end of year	12,632	47.16	17,082	47.30	14,230	44.30

Schedule of ordinary shares issued upon outstanding options
The following tables summarize information at December 31, 2014 regarding the number of ordinary shares issuable upon (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$35.11	-	$40.10	4,686	38.65	8.07	88,370
$40.11	-	$45.10	7,365	41.96	6.11	114,519
$45.11	-	$50.10	9,909	48.60	7.98	88,293
$50.11	-	$55.10	4,134	52.42	2.73	21,042
$55.11	-	$60.10	475	59.48	2.99	-
$60.11	-	$65.00	164	64.31	2.15	-
Total			26,733	45.91	6.54	312,224

Schedule of ordinary shares issued upon vested options
(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$35.11	-	$40.10	1,896	38.81	7.98	35,460
$40.11	-	$45.10	3,267	41.87	4.78	51,093
$45.11	-	$50.10	3,170	48.72	5.76	27,869
$50.11	-	$55.10	3,711	52.57	2.18	18,331
$55.11	-	$60.10	425	59.74	2.15	-
$60.11	-	$65.00	163	64.31	2.15	-
Total			12,632	47.16	4.62	132,753

Schedule of the number of RSUs issued and outstanding
	Year ended December 31,
	2014		2013		2012
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value

Balance outstanding at beginning of year	2,512	$ 40.48	3,744	$ 41.04	3,093	$ 43.23
Granted	1,342	46.09	289	35.80	1,320	38.00
Vested	(1,146)	41.55	(1,222)	41.04	(519)	45.65
Forfeited	(242)	40.05	(299)	40.98	(150)	43.97
Balance outstanding at end of year	2,466	43.05	2,512	40.48	3,744	41.04

Components of accumulated other comprehensive income (loss)
	December 31,
	2014	2013	2012

	(U.S. $ in millions)
Currency translation adjustment	$(1,283)	$151	$175
Unrealized loss on defined benefit plans, net	(93)	(50)	(92)
Unrealized gain (loss) on derivative financial instruments, net	40	(197)	(93)
Unrealized gain (loss) from available-for-sale securities, net	(7)	5	(7)
Accumulated other comprehensive loss attributable to Teva	$(1,343)	$(91)	$(17)

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The weighted average fair value of options granted during the years was estimated by using the Black-Scholes option-pricing model:

	Year ended December 31,
	2014	2013	2012

Weighted average fair value	$ 9.3	$ 6.6	$ 7.4

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2014	2013	2012

Dividend yield	2.9%	3.3%	2.6%
Expected volatility	25%	23%	24%
Risk-free interest rate	1.9%	2.1%	1.3%
Expected term	6 years	9 years	8 years

Treasury Stock Shares Acquired [Table Text Block]
	Year ended December 31,

	2014	2013	2012
	(in millions)
Amount spent on shares repurchased	$500	$497	$1,161
Number of shares repurchased	8.7	12.8	28.1

Accumulated Other Comprehensive Income/(Loss) (net of tax)
The following tables present the changes in the components of accumulated other comprehensive loss for the year ended December 31, 2014 and 2013:

		Year ended December 31, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment	Currency translation adjustment, reclassified to general and administrative expenses	$(1,429)	$(5)	$(1,434)	$-	$(1,434)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	(12)	2	(10)	(2)	(12)
Unrealized gain (loss) from derivative financial instruments	Gain on derivative financial instruments, reclassified to net revenues	240	(3)	237	-	237
Unrealized gain (loss) on defined benefit plans	Gain on defined benefit plans, reclassified to various statement of income items**	(55)	(2)	(57)	14	(43)
Total accumulated other comprehensive income (loss)		$(1,256)	$(8)	$(1,264)	$12	$(1,252)

		Year ended December 31, 2013
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$(46)	$17	$(29)	$5	$(24)
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	18	(6)	12	*	12
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	(111)	7	(104)	*	(104)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	20	24	44	(2)	42
Total accumulated other comprehensive income (loss)		$(119)	$42	$(77)	$3	$(74)

* Represents an amount of less than $0.5 million.
** Affected cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.